LEASES - Lease expenses recognized in statement of operations and supplemental cash flow information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
LEASES
Operating lease expenses - third party	$ 82,465	$ 112,135
Short-term lease	1,539	30,429
Cash paid for operating leases and finance lease	$ 84,145	1,295,768
ROU assets recognized during the period		$ 688,556